Trade Accounts and Notes Receivable	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Trade Accounts and Notes Receivable
6.	Trade Accounts and Notes Receivable
Trade accounts and notes receivable as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Current
Trade accounts and notes receivable	￦	8,695,788	9,382,308
Unbilled due from customers for contract work		1,340,146	1,704,256
Less: Allowance for doubtful accounts		(333,792)	(283,575)

	￦	9,702,142	10,802,989

Non-current
Trade accounts and notes receivable	￦	68,342	89,839
Less: Allowance for doubtful accounts		(44,309)	(47,323)

	￦	24,033	42,516

The Company sold trade accounts and notes receivable with recourse to financial institutions. These trade accounts and notes receivable have not been derecognized from the statements of financial position because the Company retains substantially all of the risks and rewards associated with the transferred assets. As of December 31, 2022 and December 31, 2023, the carrying amounts of such secured borrowings are
￦
215,133 million and
￦
132,942 million, respectively, which are presented in the statements of financial position as short-term borrowings.